Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 98.8%
Australia 0.8%
Charter Hall Long Wale REIT (REIT)	58,328	231,511
Liontown Resources Ltd.*	241,529	335,436
(Cost $477,037)		566,947
Austria 1.5%
Wienerberger AG (Cost $921,227)	36,328	1,098,413
Belgium 0.5%
Euronav NV (Cost $313,840)	37,166	394,633
Bermuda 0.8%
Lazard Ltd. "A" (a) (Cost $345,986)	16,265	561,143
Canada 2.5%
ElectraMeccanica Vehicles Corp.* (b)	102,528	222,486
Linamar Corp.	14,424	641,156
Quebecor, Inc. "B"	39,795	948,599
(Cost $1,482,622)		1,812,241
Denmark 0.4%
Netcompany Group A/S 144A* (b) (Cost $543,495)	4,581	302,988
France 2.6%
Alten SA	5,267	794,860
Maisons Du Monde SA 144A	10,438	200,490
Rubis SCA	7,967	234,696
Television Francaise 1	29,700	288,113
Vallourec SA*	27,157	347,461
(Cost $1,852,104)		1,865,620
Germany 3.6%
AIXTRON SE	31,164	682,148
Deutz AG	112,697	584,168
PATRIZIA AG	41,336	776,124
United Internet AG (Registered)	16,617	570,582
(Cost $2,119,650)		2,613,022
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $193,879)	7,251	619,888
Indonesia 0.3%
Nickel Mines Ltd. (Cost $294,166)	242,378	228,545
Ireland 0.8%
Dalata Hotel Group PLC* (Cost $658,449)	129,550	564,733

Italy 2.1%
Buzzi Unicem SpA	51,265	950,242
Moncler SpA	10,050	558,086
(Cost $1,381,204)		1,508,328
Japan 6.8%
Ai Holdings Corp.	41,617	580,618
Anicom Holdings, Inc.	46,200	244,689
BML, Inc.	17,200	434,472
Furuya Metal Co., Ltd. (b)	6,400	536,719
Kusuri no Aoki Holdings Co., Ltd.	12,158	676,564
Sawai Group Holdings Co., Ltd.	7,900	288,383
Topcon Corp.	23,400	297,549
Toyo Kanetsu KK	9,400	188,518
UT Group Co., Ltd.	31,024	783,844
Zenkoku Hosho Co., Ltd. (b)	23,800	913,887
(Cost $3,843,550)		4,945,243
Korea 2.5%
Hanmi Semiconductor Co., Ltd.	25,984	744,426
i-SENS, Inc.	17,591	426,225
Seah Besteel Corp.	44,172	672,959
(Cost $1,960,419)		1,843,610
Luxembourg 1.0%
B&M European Value Retail SA (Cost $430,350)	101,505	710,405
Netherlands 0.8%
Boskalis Westminster (Cost $535,941)	16,916	606,985
Norway 0.2%
Fjordkraft Holding ASA 144A (Cost $371,495)	43,142	164,813
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $261,325)	92,222	290,802
Puerto Rico 0.7%
Popular, Inc. (Cost $463,903)	6,166	504,009
Singapore 0.5%
BW LPG, Ltd. 144A (Cost $336,865)	54,731	373,678
Spain 2.3%
Applus Services SA	36,846	304,586
Fluidra SA	34,068	982,116
Talgo SA 144A*	88,107	377,898
(Cost $1,382,320)		1,664,600
Sweden 2.9%
Dometic Group AB 144A	22,461	193,566
Fingerprint Cards AB "B"* (b)	92,297	145,313
MIPS AB	2,974	276,629
Nobina AB* (b)	91,569	1,051,801
Ratos AB "B"	91,259	471,744
(Cost $1,657,434)		2,139,053

Switzerland 1.3%
Julius Baer Group Ltd.	10,082	583,659
Siegfried Holding AG (Registered)	469	385,866
(Cost $1,113,066)		969,525
United Kingdom 5.8%
Computacenter PLC	7,712	295,786
Domino's Pizza Group PLC	74,516	370,143
Drax Group PLC	77,233	801,315
Dunelm Group PLC	15,106	218,620
Electrocomponents PLC	90,511	1,284,696
Genus PLC	4,590	170,311
Micro Focus International PLC	93,845	494,236
Softcat PLC	8,357	185,842
TechnipFMC PLC* (c)	52,253	404,961
(Cost $2,938,013)		4,225,910
United States 56.9%
Advanced Drainage Systems, Inc.	3,618	429,855
Affiliated Managers Group, Inc.	4,445	626,523
Agilysys, Inc.*	9,963	397,324
Alcoa Corp.	14,278	1,285,448
AMC Entertainment Holdings, Inc. "A"* (b)	9,714	239,353
Americold Realty Trust (REIT)	21,223	591,697
Amneal Pharmaceuticals, Inc.*	65,675	273,865
Anika Therapeutics, Inc.*	7,283	182,876
Armada Hoffler Properties, Inc. (REIT)	15,994	233,512
Avis Budget Group, Inc.*	3,772	993,168
Benchmark Electronics, Inc.	21,642	541,916
Builders FirstSource, Inc.*	18,554	1,197,475
CarLotz, Inc.* (b)	231,530	317,196
Casey's General Stores, Inc.	6,443	1,276,809
Cleveland-Cliffs, Inc.*	26,669	859,008
CNX Resources Corp.*	24,701	511,805
Crescent Energy, Inc. "A" (b)	25,292	438,563
Delek U.S. Holdings, Inc.*	25,411	539,221
Ducommun, Inc.*	14,814	776,105
Easterly Government Properties, Inc. (REIT) (b)	18,561	392,380
Eastern Bankshares, Inc.	32,195	693,480
EastGroup Properties, Inc. (REIT)	4,274	868,819
Envestnet, Inc.*	9,595	714,252
Essential Properties Realty Trust, Inc. (REIT)	7,406	187,372
First Financial Bankshares, Inc.	3,686	162,626
Five9, Inc.*	5,308	586,003
FNB Corp.	30,449	379,090
Four Corners Property Trust, Inc. (REIT)	28,873	780,726
Fox Factory Holding Corp.*	6,615	647,939
Fulgent Genetics, Inc.*	3,216	200,711
Heron Therapeutics, Inc.* (b)	36,363	207,996
Hillenbrand, Inc.	14,810	654,158
Hudson Pacific Properties, Inc. (REIT)	8,486	235,486
iStar, Inc. (REIT) (b)	11,228	262,847
Jack in the Box, Inc.	6,611	617,534
Jefferies Financial Group, Inc.	35,036	1,150,933
Kronos Bio, Inc.*	27,376	197,928
Lumentum Holdings, Inc.*	8,748	853,805
Madison Square Garden Sports Corp.*	4,212	755,464

Masonite International Corp.*	5,221	464,356
ModivCare, Inc.*	6,223	718,108
Molina Healthcare, Inc.*	4,393	1,465,461
Multiplan Corp.* (b)	62,081	290,539
National Storage Affiliates Trust (REIT)	15,303	960,416
New Jersey Resources Corp.	8,717	399,762
Novavax, Inc.* (b)	2,343	172,562
Option Care Health, Inc.*	24,644	703,833
Outset Medical, Inc.*	6,295	285,793
Pacira BioSciences, Inc.*	15,060	1,149,379
Physicians Realty Trust (REIT)	40,028	702,091
Precision BioSciences, Inc.*	32,160	99,053
Redwood Trust, Inc. (REIT)	30,567	321,871
RPT Realty (REIT)	14,932	205,614
Rush Enterprises, Inc. "A"	26,138	1,330,660
Sana Biotechnology, Inc.* (b)	24,497	202,345
Selecta Biosciences, Inc.*	47,405	58,308
Senseonics Holdings, Inc.* (b)	72,701	143,221
SJW Group	7,263	505,360
SkyWest, Inc.*	9,677	279,181
South State Corp.	13,381	1,091,756
SpartanNash Co.	8,900	293,611
Spectrum Brands Holdings, Inc.	5,161	457,884
Synovus Financial Corp.	26,456	1,296,344
Tandem Diabetes Care, Inc.*	3,297	383,408
Thermon Group Holdings, Inc.*	40,418	654,772
TopBuild Corp.*	5,670	1,028,481
Varonis Systems, Inc.*	4,344	206,514
Vista Outdoor, Inc.*	6,952	248,117
Vital Farms, Inc.* (b)	12,874	159,123
WEX, Inc.*	2,214	395,088
Whiting Petroleum Corp.	7,332	597,631
Xperi Holding Corp.	16,460	285,087
YETI Holdings, Inc.*	15,222	913,016
Zions Bancorp. NA	12,982	851,100
(Cost $28,539,799)		41,581,113
Total Common Stocks (Cost $54,418,139)		72,156,247

Securities Lending Collateral 5.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e) (Cost $4,181,121)	4,181,121	4,181,121

Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 0.28% (d) (Cost $1,902,178)	1,902,178	1,902,178

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $60,501,438)	107.1	78,239,546
Other Assets and Liabilities, Net	(7.1)	(5,211,906)
Net Assets	100.0	73,027,640
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 5.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e)
3,537,256	—	643,865 (f)	—	—	7,661	—	4,181,121	4,181,121
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 0.28% (d)
817,560	5,260,043	4,175,425	—	—	199	—	1,902,178	1,902,178
4,354,816	5,260,043	4,819,290	—	—	7,860	—	6,083,299	6,083,299
*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $4,645,195, which is 6.4% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $823,672.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2022 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	12,755,824	18%
Financials	9,852,854	14%
Information Technology	9,660,362	13%
Health Care	8,440,643	12%
Consumer Discretionary	7,728,597	11%
Real Estate	6,428,595	9%
Materials	5,430,051	7%
Energy	3,796,471	5%
Consumer Staples	2,863,991	4%
Communication Services	2,802,111	4%
Utilities	2,396,748	3%
Total	72,156,247	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$566,947	$—	$566,947
Austria	—	1,098,413	—	1,098,413
Belgium	—	394,633	—	394,633
Bermuda	561,143	—	—	561,143
Canada	1,812,241	—	—	1,812,241
Denmark	—	302,988	—	302,988
France	—	1,865,620	—	1,865,620
Germany	—	2,613,022	—	2,613,022
India	619,888	—	—	619,888
Indonesia	—	228,545	—	228,545
Ireland	—	564,733	—	564,733
Italy	—	1,508,328	—	1,508,328
Japan	—	4,945,243	—	4,945,243
Korea	—	1,843,610	—	1,843,610
Luxembourg	—	710,405	—	710,405
Netherlands	—	606,985	—	606,985
Norway	—	164,813	—	164,813
Portugal	—	290,802	—	290,802
Puerto Rico	504,009	—	—	504,009
Singapore	—	373,678	—	373,678
Spain	—	1,664,600	—	1,664,600
Sweden	—	2,139,053	—	2,139,053
Switzerland	—	969,525	—	969,525
United Kingdom	404,961	3,820,949	—	4,225,910
United States	41,581,113	—	—	41,581,113
Short-Term Investments (a)	6,083,299	—	—	6,083,299
Total	$51,566,654	$26,672,892	$—	$78,239,546
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH1
R-080548-1 (1/23)